NATIONWIDE VARIABLE INSURANCE TRUST

NVIT AllianzGI International Growth Fund	NVIT Federated High Income Bond Fund (formerly
NVIT Amundi Multi Sector Bond Fund (formerly,	Federated NVIT High Income Bond Fund)
Amundi NVIT Multi Sector Bond Fund)	NVIT Government Bond Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Government Money Market Fund
NVIT BlackRock Equity Dividend Fund (formerly,	NVIT International Equity Fund
BlackRock NVIT Equity Dividend Fund)	NVIT International Index Fund
NVIT Bond Index Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Mid Cap Index Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Mid Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund	NVIT Multi-Manager Small Cap Growth Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)	NVIT Multi-Manager Small Cap Value Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund	NVIT Multi-Manager Small Company Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)	NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT Columbia Overseas Value Fund	(formerly, Neuberger Berman NVIT Multi Cap
NVIT Core Bond Fund	Opportunities Fund)
NVIT Core Plus Bond Fund	NVIT Real Estate Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT S&P 500 Index Fund
(formerly, DoubleLine NVIT Total Return Tactical Fund)	NVIT Short Term Bond Fund
NVIT Emerging Markets Fund	NVIT Small Cap Index Fund
NVIT Wells Fargo Discovery Fund

Supplement dated August 31, 2021
to the Statement of Additional Information (“SAI”) dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT BNY Mellon Dynamic U.S. Core Fund and NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Effective immediately, the following supplements the information under subsection “Description of Compensation Structure” under the heading “Appendix C – Portfolio Managers”:

Newton Investment Management North America, LLC (“Newton US”)

The Newton US rewards program is designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.

Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass our investment professional rewards program:

•	Base salary
•	Annual cash incentive
•	Long-Term Incentive Plan

•	Deferred cash for investment in our own products
•	Deferred notional shares in Newton US

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE